SHORT-TERM AND LONG-TERM BANK BORROWINGS - Schedule of Pledged Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 1,747,050	$ 2,088,319
Buildings, net [Member]
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	1,415,792	828,741
Land use rights, net [Member]
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	331,258	348,378
Machinery, net [Member]
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 0	$ 911,200